Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 04, 2011
Entity Registrant Name	Pulse Beverage Corp
Entity Central Index Key	0001420569
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	true
Amendment Description	Amendment to include XBRL
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		29,825,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current Assets
Cash	$ 212,548
Prepaid expenses	54,621
Other current assets	137,295
Current portion of loan receivable	4,789
Total Current Assets	409,253
Loan Receivable	195,581
Property and Equipment	920,371
Intangible Assets	1,012,218
Total Assets	2,537,423
Current Liabilities
Accounts payable	68,774	25,044
Accrued liabilities	34,300
Loans payable		30,018
Total Current Liabilities	103,074	55,062
Preferred Stock, 1,000,000 share authorized, $0.001 par value, none issued
Common Stock, 100,000,000 shares authorized, $0.00001 par value 29,825,000 and 15,520,000 issued and outstanding, respectively (Note 6)	298	155
Additional Paid In Capital	2,844,272	101,395
Donated Capital	47,500	47,500
Accumulated Deficit	(457,721)	(204,112)
Total Stockholders' Equity (Deficit)	2,434,349	(55,062)
Total Liabilities and Stockholders' Equity (Deficit)	$ 2,537,423

Balance Sheets (Parenthetical)	Jun. 30, 2011	Dec. 31, 2010
Preferred Stock, authorized	1,000,000	1,000,000
Preferred Stock, issued
Common Stock, authorized	100,000,000	100,000,000
Common Stock, issued	29,825,000	29,825,000
Common Stock, outstanding	15,520,000	15,520,000

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		59 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Revenue
Expenses
Consulting fees	81,543		96,793		96,793
Donated services and rent					47,500
General and administrative	97,989	(783)	192,834	13,386	340,901
Less: forgiveness of debt			(36,018)		(36,018)
Total Expenses	179,532	(783)	253,609	13,386	449,176
Net Loss Before Discontinued Operations	(179,532)	783	(253,609)	(13,386)	(449,176)
Discontinued Operations					(8,545)
Net Income (Loss)	$ (179,532)	$ 783	$ (253,609)	$ (13,386)	$ (457,721)
Net Loss Per Share - Basic and Diluted	$ (0.01)	$ 0	$ (0.01)	$ 0
Weighted Average Shares Outstanding	29,825,000	42,180,000	32,795,000	42,180,000

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Net Loss	$ (253,609)	$ (13,386)
Changes in operating assets and liabilities:
Increase in prepaid expenses	(54,621)
Increase in other assets	(138,055)
Increase (decrease) in accounts payable and accrued liabilities	45,930	(837)
Net Cash Used in Operating Activities	(400,355)	(14,223)
Investing Activities
Related party loan	(200,000)
Repayment of related party loan	390
Acquisition of property and equipment	(105,371)
Acquisition of intangible assets	(41,730)
Net Cash Used in Investing Activities	(346,711)
Financing Activities
Cash received in acquisition	56
Short-term loan proceeds	20,000	12,833
Short-term loan repayments	(85,442)
Proceeds from common stock issued	1,025,000
Net Cash Provided by Financing Activities	959,614	12,833
Increase (Decrease) in Cash	212,548	(1,390)
Cash - Beginning of Period		1,520
Cash - End of Period	212,548	120
Acquisition of assets for common shares and assumption of liabilities	1,785,488
Supplemental Disclosures
Interest paid
Income taxes paid

Nature of Operations and Continuance of Business	6 Months Ended
Jun. 30, 2011
Nature of Operations and Continuance of Business

The condensed interim financial statements included herein, presented in accordance with United States generally accepted accounting principles and stated in US dollars, have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.

These statements reflect all adjustments, consisting of normal recurring adjustments, which, in the opinion of management, are necessary for fair presentation of the information contained therein. It is suggested that these interim financial statements be read in conjunction with the financial statements of the Company for the period ended January 31, 2011 and notes thereto included in the Company's Form 8-K filed with the SEC on February 22, 2011. The Company follows the same accounting policies in the preparation of interim reports.

Darlington Mines Ltd. (the “Company”) was incorporated in the State of Nevada on August 23, 2006. From August 23, 2006 to February 15, 2011 we were first, an exploration stage corporation, and recently a development stage corporation.

The Board of Directors of the Company approved a 12:1 forward stock split by way of stock dividend (the “Split”), which was approved by The Financial Industry Regulatory Authority (“FINRA”) and the Company issued a dividend of eleven shares of common stock of the Company for each share of common stock issued and outstanding as of the record date of February 4, 2011. The stock dividend increased the number of the Company’s issued and outstanding common stock to 42,180,000 from 3,515,000. The stock dividend did not affect the number of the Company’s authorized common stock, which remains at 100,000,000.

On February 15, 2011 (the “Closing”) the Company closed a voluntary share exchange transaction (the Share Exchange Transaction”) with The Pulse Beverage Corporation (“Pulse”) by and among the Company, Pulse and the stockholders of Pulse (the “Pulse Stockholders”). The Pulse Beverage Corporation manufactures, distributes and markets the PULSE® brand of beverages containing functional ingredients that have been shown to promote health. PULSE® beverages are unique in that they were developed by Baxter Healthcare Corporation and contain ingredients that are widely considered to be critical to adult health. Pulse owns all the formulations, rights and trademarks relating to the PULSE® brand of beverages. The Company now owns the right to use the following Side Panel Statement: “Formulation developed under license from BAXTER HEALTHCARE CORPORATION”. This right is in perpetuity and does not require any royalty payments. On Closing the Company’s former President, Chief Executive Officer, Chief Financial Officer, Treasurer and Secretary, agreed to surrender 26,660,000 shares of the Company’s common stock to the Company for cancellation. As a result of the Share Exchange Transaction, Pulse Stockholders received 13,280,000 shares of Darlington Mines Ltd. in exchange for 100% of the issued and outstanding common stock of Pulse representing approximately 46% of Darlington Mines Ltd. 28,800,000 issued and outstanding shares of common stock. Pulse became a wholly-owned subsidiary. In order to better reflect the Company’s business operations and to change the Company’s name, subsequent to the acquisition of Pulse, effective February 16, 2011, the Company filed Articles of Merger with the Secretary of State of Nevada and filed a Statement of Merger with the Colorado Secretary of State, in order to effectuate a parent/subsidiary merger. The merged Company’s name was changed to “The Pulse Beverage Corporation”. The Company’s stock symbol is OTCBB:PLSB.

For accounting purposes, the acquisition of Pulse was accounted for as a purchase of the assets of Pulse by the Company under the purchase method for business combinations. Consequently, the historical financial statements of the Company continue as the Company’s historical financial statements and the operations of Pulse will be included from February 15, 2011, being the date of acquisition.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has not generated any revenues to date and will not generate revenues until the Company begins operations. The continuation of the Company as a going concern is dependent upon the ability of the Company to obtain further equity financing to fund its growth strategy and attain profitability. As at June 30, 2011, the Company had working capital of  $306,179. All of these factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company received  $1,025,000 and issued, on February 28, 2011, 1,025,000 common shares pursuant to a non-brokered private placement of shares at  $1.00 per share. The Company will require a cash injection of an additional  $3,000,000 over the next twelve months to launch its products, including a full marketing and branding campaign, and build its inventory and receivables. Management believes this additional capital, the public listing, the management team and the expanded awareness of the Pulse® brand will provide the Company the opportunity to be operationally cash flow positive and profitable over the next twelve months.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Summary of Significant Accounting Policies

Fiscal Year End - The Company’s fiscal year end was changed from October 31 to December 31.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents - Cash and cash equivalents will include cash on deposit in overnight deposit accounts and investments in money market accounts.

Property and Equipment - Property and equipment are stated at historical cost less accumulated depreciation and amortization. Depreciation and amortization are computed on a straight-line basis over the estimated useful lives of the assets or, when applicable, the life of the lease, whichever is shorter. Vehicles and equipment are depreciated based on estimated useful lives. Depreciation has not been charged to operations as the property and equipment acquired on February 15, 2011 have not been put to use.

Intangible Assets - The Company’s intangible assets consist of the cost of formulations, manufacturing processes, labeling rights, trademarks and patents pending. To the extent capitalized, the Company’s intangible assets will be amortized over their estimated useful lives based on the period the assets are expected to contribute to the Company’s cash flows. The Company performs impairment tests whenever events or circumstances indicate that intangible assets might be impaired.

Valuation of Long-Lived Assets - The Company periodically evaluates the carrying amount of long-lived assets when events and circumstances warrant such a review.

Income Taxes - Deferred tax liabilities and assets are recognized for the expected future tax consequences of events that have been reflected in the Consolidated Financial Statements. Deferred tax liabilities and assets are determined based on the differences between the book and tax bases of particular assets and liabilities and operating losses carried forward, using tax rates in effect for the years in which the differences are expected to reverse. A valuation allowance is provided to offset deferred tax assets if, based upon the available evidence, including consideration of tax planning strategies, it is more-likely-than-not that some or all of the deferred tax assets will not be realized.

Revenue Recognition – The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. Ownership of, and title to our products pass to customers upon delivery of the products to customers. Certain of our distributors may also perform a separate function as a co-packer on our behalf. In such cases, ownership of and title to our products that are co-packed on our behalf by those co-packers who are also distributors, passes to such distributors when we are notified by them that they have taken transfer or possession of the relevant portion of our finished goods. Net sales have been determined after deduction of promotional and other allowances in accordance with ASC 605-50.

Financial Instruments - The fair values of financial instruments, which include cash, were estimated to approximate their carrying values due to the immediate or short-term maturity of these financial instruments. Our functional and reporting currency is the United States dollar and therefore there is no financial risk associated with foreign currencies.

Loan Receivable	6 Months Ended
Jun. 30, 2011
Loan Receivable

Pursuant to a Letter Agreement dated December 24, 2010 between the Company and Catalyst Development Inc., a company owned by our Chief of Product Development, the Company agreed to loan  $200,000 to Catalyst for the purpose of Catalyst establishing a food and beverage production centre. The interest rate of the loan is 4% over 5 years, amortized over 25 years. As at June 30, 2011 the Company has funded  $200,000. Monthly payments of  $1,055 are due to the Company starting June 20, 2011. The loan matures on May 20, 2016 with a final payment of  $174,000 due to the Company. Catalyst has the right to make additional payments on the loan principle without penalty through the term of the loan. The Company and Catalyst have discussed and agree to consider the option of converting the loan to an equity position in the Catalyst production centre pending its successful establishment. The Company has granted Catalyst the right to manufacture and market Pulse beverages in a concentrate form.

Purchase of Property, Equipment and Intangible Assets	6 Months Ended
Jun. 30, 2011
Purchase of Property, Equipment and Intangible Assets

Pulse, prior to the Share Exchange Transaction, acquired all of the property and equipment, formulations, rights and trademarks associated with the Pulse® brand from Health Beverage, LLC pursuant to an Asset Purchase Agreement dated July 26, 2010 and closed January 31, 2011 with a cash payment of  $245,000. On February 15, the Company acquired all of these assets from Pulse. Consideration was the assumption of net liabilities of Pulse of  $167,468, the elimination of a  $100,000 loan and the issuance of 13,280,000 common shares at a deemed price of  $.122 per share all totaling  $1,885,488. These assets have not been put into use as at June 30, 2011 and as a result no depreciation or amortization has been charged to operations. The purchase price was allocated as follows:

$
Manufacturing Equipment and Molds	670,000
Display Equipment	120,000
Automobile	125,000
Formulations, specifications and manufacturing methods	720,488
Trademarks	75,000
Rights – Side Panel Statement	125,000
Patents Pending	50,000

1,885,488

Loans Payable	6 Months Ended
Jun. 30, 2011
Loans Payable

On January 18, 2011 the Company received a non-interest bearing unsecured demand loan of  $20,000 which was repaid on March 14, 2011.

The Company assumed loans of  $165,442 pursuant to the Share Exchange Transaction. A total of  $65,442 was repaid in cash and  $100,000 is treated as an advance against a non-brokered private placement of 166,667 units at  $0.60 per unit.

On January 31, 2011 a loan of  $36,018 was forgiven and a gain of  $36,018 was recognized.

Common Stock	6 Months Ended
Jun. 30, 2011
Common Stock

The Board of Directors of the Company approved a 12:1 forward stock split by way of stock dividend (the “Split”), which was approved by The Financial Industry Regulatory Authority (“FINRA”) and the Company issued a dividend of eleven shares of common stock of the Company for each share of common stock issued and outstanding as of the record date of February 4, 2011. The stock dividend increased the number of the Company’s issued and outstanding common stock to 42,180,000 from 3,515,000. The stock dividend did not affect the number of the Company’s authorized common stock, which remains at 100,000,000. On February 15, 2011 the Company’s former President, Chief Executive Officer, Chief Financial Officer and Treasurer, agreed to surrender 26,660,000 shares of the Company’s common stock to the Company for cancellation. For weighted average shares outstanding these two transactions were applied retroactively.

On February 15, 2011, as a result of the Share Exchange Transaction, Pulse Stockholders received 13,280,000 shares of the Company in exchange for 100% of the issued and outstanding common stock of Pulse.

On February 18, 2011, the Company closed a non-brokered private placement of common stock to a number of foreign accredited investors pursuant to a  $1.00 Post-Split Private Placement Subscription Agreement. On February 28, 2011, the Company issued 1,025,000 shares of the Company’s common stock at  $1.00 per share for gross proceeds of  $1,025,000.

On March 31, 2011 the Company received  $100,000 as an advance against a non-brokered private placement of 166,667 Units at  $0.60 per unit. Each unit will contain one common share and one-half share purchase warrant. Each whole warrant is exercisable into one common share at  $0.90 per share for a period of five years. These shares have not yet been issued.

On March 31, 2011 the Company received  $100,000 as an advance against a non-brokered private placement of 166,667 Units at  $0.60 per unit. Each unit will contain one common share and one-half share purchase warrant. Each whole warrant is exercisable into one common share at  $0.90 per share for a period of five years. These shares have not yet been issued.

On June 15, 2011, the Company authorized the issuance of 30,000 post-split shares of its commons stock as annual compensation pursuant to an Advisory Board Agreement. The fair value of the shares on the date of grant was  $32,400 and has been recorded as a prepaid expense to be amortized over a one year period.

Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events

Pursuant to a Special Meeting of Shareholders of the Company held on July 29, 2011, the following resolutions were passed:

a)     to amend the Articles of Incorporation to authorize the issuance of 1,000,000 shares of preferred stock, par value  $.001, issuable in series with rights, preferences and limitations to be determined by the Board of Directors from time to time;

b)     approval of the Company’s 2011 Equity Incentive Plan (“The 2011 Plan"). A total of 4,500,000 common shares are reserved under The 2011 Plan. The 2011 Plan authorizes the Board of Directors to grant options, restricted stock awards, performance stock awards and stock appreciation rights.